PRIVATE PLACEMENT (Details) - CIK 0001844840 Artisan Acquisition Corp - USD ($)			11 Months Ended
	May 25, 2021	May 18, 2021	Dec. 31, 2021
Private Placement
Proceeds from sale of warrants			$ 8,786,847
Private Placement | Private Placement Warrants | Sponsor
Private Placement
Number of warrants issued	524,565	5,333,333
Purchase price of warrants in debt conversion transaction	$ 1.50	$ 1.50
Proceeds from sale of warrants	$ 786,847	$ 8,000,000
Private Placement | Private Placement Warrants | Class A ordinary shares
Private Placement
Exercise price of warrant		$ 11.50
Number of shares issuable per warrant		1